LONG-TERM LOANS (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Ruike [Member]
LONG-TERM LOANS (Details) [Line Items]
Carrying amount of debt	$ 2,518,718	$ 2,543,916